Fair Value Measurements (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 16, 2020	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Fair value of earnout shares		$ 120,350,000
Remeasured fair value of the liability	$ 83.15
Contingent consideration derivative	37,200,000	37,200,000
Sponsor [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of earnout shares	$ 0	$ 0